united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

CT Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 3/31

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

CENTERSTONE
INVESTORS

2023 SEMI-ANNUAL REPORT

September 30, 2023

CENTERSTONE INVESTORS FUND

CLASS I	CLASS A	CLASS C
CENTX	CETAX	CENNX

CENTERSTONE INTERNATIONAL FUND

CLASS I	CLASS A	CLASS C
CINTX	CSIAX	CSINX

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

TABLE OF CONTENTS

3	CENTERSTONE’S DISTINCT INVESTMENT APPROACH

4	CENTERSTONE’S OPERATING PRINCIPLES

5	CENTERSTONE’S GUIDELINES TO INTELLIGENT INVESTING

6	SHAREHOLDER LETTER

CENTERSTONE INVESTORS FUND

10	Centerstone Investors Fund Overview

12	Schedule of Investments

CENTERSTONE INTERNATIONAL FUND

18	Centerstone International Fund Overview

20	Schedule of Investments

24	STATEMENTS OF ASSETS AND LIABILITIES

26	STATEMENTS OF OPERATIONS

27	STATEMENTS OF CHANGES IN NET ASSETS

FINANCIAL HIGHLIGHTS

30	Centerstone Investors Fund

36	Centerstone International Fund

40	NOTES TO FINANCIAL STATEMENTS

63	FUNDS’ EXPENSES

66	PRIVACY NOTICE

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	1

2	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE’S DISTINCT INVESTMENT APPROACH
(Unaudited)

Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not “equity” analysts. Business analysis is a more holistic approach which includes the entirety of a firm’s capital structure and allows us, in our opinion, to more accurately gauge the prospects for impairment in business value.

“Successful investing requires a strong dose of common sense. As a result, we approach security analysis from a different perspective. We are business analysts, not ‘equity’ analysts.”

As the name of the firm states, we are investors, which implies a long-term time horizon. Since most peers operate on an annual cycle, they attempt to maximize short-term gains. Being privately owned with an employee ownership culture allows us, in our opinion, to more effectively align our interests with our investors.

We define risk simply as the chance for permanent loss of capital. Our distinct investment approach seeks to minimize losses at a portfolio level by trying to have adequate diversification of risks. We will default to cash and high quality bonds in the absence of qualifying investments. It is our belief that our risk management techniques on a security-level and portfolio-level attempt to address the risk most commonly defined by shareholders: volatility.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	3

CENTERSTONE’S OPERATING PRINCIPLES
(Unaudited)

TIME HORIZON

♦	Long-term investment horizon

♦	Emphasis on long-term earnings power, rather than current earnings

MARGIN OF SAFETY AND INTRINSIC VALUE

♦	Invest in a security after we have determined that the market price is lower than its intrinsic value, the difference being our margin of safety

♦	Margin of safety affords us a cushion to potentially avoid paying more than its intrinsic value

SEEK TO MANAGE RISK THROUGH BOTTOM-UP RESEARCH

♦	In our opinion, it is important to avoid highly leveraged businesses, specifically because they are more exposed to an impairment of value during periods of industry or economic distress

♦	Focus our efforts on understanding the likelihood of a change in the earnings power of a business due to changing competitive dynamics, technological challenges and regulations, among other factors

♦	In most cases, we will avoid shareholder-unfriendly businesses as it relates to management’s capital allocation decisions

GENERAL MARKET RISK WITHIN A BOTTOM-UP APPROACH

♦	In environments with an insufficient margin of safety, fully invested portfolio mandates can become too exposed to the risk of loss by owning potentially overvalued securities, while a more flexible policy may help to reduce that risk by holding a reserve in cash and high quality debt instruments

4	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

(Unaudited)

CENTERSTONE'S GUIDELINES TO INTELLIGENT INVESTING

A long-term time horizon and the avoidance of permanent capital loss are the keys to a successful investment strategy

Business quality, balance sheet quality, and management quality are as important as price in considering the difference between an investment and speculation

The flexibility to hold reserves is an important tool in the event that bottom-up search yields few opportunities

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	5

Abhay Deshpande, CFA CHIEF INVESTMENT OFFICER	DEAR FELLOW CENTERSTONE SHAREHOLDERS,

For the six-month period ended September 30, 2023, we continued to watch the path of the economy unfold before us in the face of persistent warnings of a recession. Undoubtedly, enough time has passed for many to consider alternate scenarios such as a soft landing or even a false signal from previously reliable tools such as the yield curve and the index of Leading Economic Indicators. From where we stand, the jury is still out and there is not enough evidence to suggest that “this time is different.” The confusion may lie in the latency, rather than the reliability, of time-tested indicators in the wake of a highly unusual economic cycle.

As an example of this dichotomy, note two recent Wall Street Journal headlines that both appeared on August 31st: Summer Spending Surge Shows Consumers Driving Economic Growth and Dollar Stores Flash Warning Signs on Consumer Spending. These apparent twilight moments have recurred many times over the years and take me back to the debates between two of the most influential schools of economic thought of the 20th century.

In the early 1900s, Ludwig Von Mises gave voice to those who believed in the “laissez-faire” model of economic management. As it sounds, Mises believed that economic cycles were naturally occurring and should be left alone to develop without interventions from policymakers. His major contribution was to describe the relationship between artificially enhanced credit expansion and its consequences. He posited that interfering with the natural processes via excessive and induced credit expansion eventually led to inflation and/or malinvestment and that subsequent recessions would lead to larger interventions over time. One does not need to look far into the past to find real-world examples of this.

SHAREHOLDER LETTER
September 30, 2023
(Unaudited)

That said, members of democracies do not tend to have the patience to do nothing when faced with the other side of an economic expansion and thus emerged John Maynard Keynes. Keynes believed that it was the government’s role to manage the economic cycle. His thoughts on the matter were shaped by his experience during the Great Depression and conveniently emerged as the United States developed its “New Deal” social programs which required deficit spending to pay for the nascent social support. Ever since that moment, for nearly 100 years, the world has lived under the sway of Keynesian thought and developed even beyond it. However, towards the end of his life he began to consider that government intervention alone was not the answer. I find that interesting because Von Mises’ intellectual successor, Frederik Hayek, softened Mises’ tone and allowed for a limited government role during downturns. With that in mind, ironically, it is possible that neither would be supportive of the extent of the interventions that have occurred over the past decade.

For our part, it is hard to say that one viewpoint is “better,” but we would offer that extreme versions of either could lead to unwelcome outcomes. This is essentially what both Hayek and Keynes eventually came to believe as well. Both sides have been right and wrong over the years. For example, Mises, Hayek’s mentor, was exactly right about the eventual collapse of the Soviet model, but it took 70 years to come true. And what would have been the result of his laissez-faire response to the Great Depression or the Global Financial Crisis? On the other hand, Keynesian orthodoxy underpinned a massive improvement in global living standards over the past century but also underpinned the stagflation of the 1970s while the full consequence of the most recent era is yet unknown. Unlike Steinbeck’s novel Of Mice and Men, coincidentally written amidst the Great Depression, it is never clear who is Lennie’s equivalent in economic terms. If one substitutes the economy for the ill-fated mouse from the novel, the views of both Mises and Keynes have repeatedly played the role of Lennie. What seems clear from history, then, is that the economy is exceedingly complex and as a result, our brightest minds have an imperfect understanding of it. Therefore, instead of any predictive power, the utility that we derive from this awareness of the past is in reinforcing the familiar and simple refrain that indeed the future is uncertain. For that reason, we seek a margin of safety for every investment.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	7

FRANCHISE EVOLUTION

With that backdrop, the team at Centerstone continues to look for interesting companies to purchase regardless of Wall Street’s shifting macroeconomic outlook and the approaching election season. Our emphasis, as always, is to identify good businesses trading for prices below their intrinsic values and seek what we believe to be adequate margins of safety. The portfolios continue to evolve towards higher quality names and away from those that are more “cigar butt” in nature as we have previously discussed. We expect this evolution to continue for the foreseeable future.

DISCUSSION OF FUND PERFORMANCE

CENTERSTONE INVESTORS FUND

For the six-month period ended September 30, 2023, the Centerstone Investors Fund Class I shares (CENTX) returned -4.43% and Class A shares (CETAX) returned -4.62% compared with 2.56% for the MSCI ACWI Index. The Fund’s reserves* made up 4.10% of the portfolio as of September 30, 2023.

During the period, the Centerstone Investors Fund’s five largest contributors to performance were SoftwareOne (Switzerland, Foreign Equity, Information Technology), Wartsila (Finland, Foreign Equity, Industrials), FirstGroup (United Kingdom, Foreign Equity, Industrials), FleetCor Technologies (United States, US Equity, Financials) and Meta Platforms (United States, US Equity, Communication Services). The five largest detractors were Worldline (France, Foreign Equity, Financials), Dollar General (United States, US Equity, Consumer Staples), ISS (Denmark, Foreign Equity, Industrials), Coast Capital Midas Fund LP^ (Canada, Private Fund, Materials) and Meko (Sweden, Foreign Equity, Consumer Discretionary).

CENTERSTONE INTERNATIONAL FUND

For the six-month period ended September 30, 2023, the Centerstone International Fund Class I shares (CINTX) returned -5.83% and Class A shares (CSIAX) returned -5.94% compared with -1.43% for the MSCI ACWI Ex-US Index. The Fund’s reserves* made up 0.00% of the portfolio as of September 30, 2023.

8	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

SHAREHOLDER LETTER
September 30, 2023
(Unaudited)

During the period, the Centerstone International Fund’s five largest contributors to performance were SoftwareOne (Switzerland, Foreign Equity, Information Technology), Oversea-Chinese Banking (Singapore, Foreign Equity, Financials), FirstGroup (United Kingdom, Foreign Equity, Industrials), BNP Paribas (France, Foreign Equity, Financials) and Wartsila (Finland, Foreign Equity, Industrials). The five largest detractors were Coast Capital Midas Fund LP^ (Canada, Private Fund, Materials), Worldline (France, Foreign Equity, Financials), NagaCorp (Cambodia, Foreign Equity, Consumer Discretionary), ISS (Denmark, Foreign Equity, Industrials) and VSPT (Chile, Foreign Equity, Consumer Staples).

We appreciate our partnership and we look forward to writing you again.

Sincerely,

Abhay Deshpande, CFA
CHIEF INVESTMENT OFFICER

*	Reserve positions may include cash & cash equivalents, treasury securities and short-term high quality bonds.

^	OceanaGold Corp (a security traded on the Canadian Securities Exchange) is the main underlying holding of Coast Capital Midas Fund LP.

The commentary represents the opinion of Centerstone Investors as of September 2023, and is subject to change based on market and other conditions. These opinions are not intended to be a forecast of future events, a guarantee of future results or investment advice. Any statistics contained here have been obtained from sources believed to be reliable, but the accuracy of this information cannot be guaranteed. The views expressed herein may change at any time subsequent to the date of issue hereof. The information provided is not to be construed as a recommendation or an offer to buy or sell or the solicitation of an offer to buy or sell any fund or security.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US.

All indices provide total returns in US dollars with net dividends reinvested. Investors are not able to invest directly in the indices referenced and unmanaged index returns do not reflect any fees, expenses or sales charges. The referenced indices are shown for general market comparisons.

5875-NLD-11/10/2023

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	9

CENTERSTONE INVESTORS FUND OVERVIEW (Unaudited)

Seeks long-term growth of capital	Global investments across industries, market capitalizations and capital structure	Invest in global equities and fixed income, with a bottom-up value approach. Weightings will vary depending on opportunities

PERFORMANCE	1 Month	YTD	1 Year	3 Year	5 Year	Since Inception*
Class I (CENTX)	-5.37%	1.48%	12.63%	5.07%	1.42%	3.57%
Class A (CETAX)	-5.41	1.32	12.30	4.79	1.17	3.31
Class A (CETAX) with Sales Charge†	-10.12	-3.75	6.69	3.00	0.15	2.59
Class C (CENNX)	-5.45	0.71	11.53	4.03	0.41	2.60

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Gold & Gold-Related (US)	4.94%	Henry Schein (US)	2.44%
Air Liquide (FRA)	3.02	FLEETCOR Technologies (US)	2.32
Coast Capital Midas Fund LP^ (CAN)	2.86	Chevron (US)	2.29
O’Reilly Automotive (US)	2.53	Oversea-Chinese Banking (SGP)	2.21
Wartsila (FIN)	2.47	ISS (DNK)	2.06
		TOTAL	27.14%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

^	OceanaGold Corp (a security traded on the Canadian Securities Exchange) is the main underlying holding of Coast Capital Midas Fund LP.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

10	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CLASS I		CLASS A		CLASS C
CENTX	♦	CETAX	♦	CENNX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund inception date is May 3, 2016.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index is not available for direct investment.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

All indices provide total returns in US dollars with net dividends reinvested.

Centerstone Investors customizes its own sector, asset class and region classifications. On occasion, these classifications may differ from those used by other sources, which may result in differences. Allocation percentages are based on total value of portfolio securities excluding short-term investments.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	11

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
COMMON STOCKS — 85.3%
Bermuda - 1.0%
2,460,413	PAX Global Technology Ltd.	$1,737,522
Canada - 4.3%
16,894	Franco-Nevada Corporation	2,255,180
109,400	Quebecor, Inc., Class B(a)	2,344,677
89,847	TC Energy Corporation(a)	3,089,847
		7,689,704
Cayman Islands - 0.6%
2,335,591	NagaCorp Ltd.(b)	1,127,420
Chile - 1.8%
191,849	Cia Cervecerias Unidas S.A. - ADR	2,417,297
102,546,552	Vina San Pedro Tarapaca S.A.(c)	630,512
		3,047,809
Denmark - 2.1%
235,985	ISS A/S	3,636,102
Finland - 2.5%
384,540	Wartsila OYJ Abp(a)	4,372,267
France - 12.2%
31,542	Air Liquide S.A.	5,330,027
36,000	BNP Paribas S.A.	2,299,905
140,974	Cie Plastic Omnium S.A.	2,295,168
32,071	Eiffage S.A.	3,052,831
11,100	Schneider Electric S.E.	1,842,138
22,063	Sodexo S.A.	2,274,642
56,140	Ubisoft Entertainment S.A.(a),(b)	1,825,633
101,440	Worldline S.A.(b)	2,857,993
		21,778,337
Germany - 2.1%
18,864	Fraport A.G. Frankfurt Airport Services Worldwide(b)	1,001,932
54,091	Porsche Automobil Holding S.E.	2,667,666
		3,669,598
Indonesia - 1.0%
1,160,445	Gudang Garam Tbk P.T.	1,842,809
Ireland - 2.4%
71,853	Perrigo Company plc	2,295,704
115,120	Ryanair Holdings plc(b)	1,936,922
		4,232,626
Israel - 0.9%
303,478	ICL Group Ltd.	1,676,309

See Accompanying Notes to Financial Statements.

12	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
COMMON STOCKS — 85.3% (continued)
Japan - 7.3%
71,980	FANUC Corporation	$1,875,109
32,000	Hitachi Ltd.	1,986,068
175,751	Nagaileben Company Ltd.	2,505,000
97,105	Sekisui Jushi Corporation	1,549,745
15,102	Shimano, Inc.(a)	2,037,806
150,100	T Hasegawa Company Ltd.(a)	3,063,450
		13,017,178
Korea (Republic Of) - 0.8%
33,748	S-1 Corporation	1,413,043
Luxembourg - 1.5%
45,982	Eurofins Scientific S.E.	2,600,737
Mexico - 1.5%
1,190,351	Megacable Holdings S.A.B. de C.V.	2,629,139
Netherlands - 0.6%
29,460	Koninklijke Vopak N.V.	1,009,719
Singapore - 3.5%
416,469	Oversea-Chinese Banking Corporation Ltd.	3,902,454
315,000	Singapore Exchange Ltd.	2,246,577
		6,149,031
Spain - 2.3%
685,000	Banco Santander S.A.	2,620,438
53,818	Cia de Distribucion Integral Logista Holdings S.A.	1,376,885
		3,997,323
Sweden - 3.5%
59,774	Loomis A.B.	1,611,854
281,837	MEKO A.B.	2,449,477
180,000	Skandinaviska Enskilda Banken A.B.	2,152,596
		6,213,927
Switzerland - 5.5%
49,846	Julius Baer Group Ltd.	3,205,121
30,000	Nestle S.A.	3,399,863
155,950	Softwareone Holding A.G.	3,092,116
		9,697,100
Thailand - 3.1%
741,900	Bangkok Bank PCL	3,396,793
592,930	Siam City Cement PCL	2,163,682
		5,560,475
United Kingdom - 1.1%
1,079,522	Firstgroup plc	1,987,408

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	13

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
COMMON STOCKS — 85.3% (continued)
United States - 23.7%
20,926	Brunswick Corporation	$1,653,154
6,157	Carlisle Companies, Inc.	1,596,264
13,937	CarMax, Inc.(b)	985,764
24,000	Chevron Corporation	4,046,880
43,750	Dentsply Sirona, Inc.	1,494,500
23,637	Dollar General Corporation	2,500,795
16,457	Emerson Electric Co.	1,589,252
16,100	FleetCor Technologies, Inc.(b)	4,110,974
58,155	Henry Schein, Inc.(b)	4,318,009
6,694	McDonald’s Corporation	1,763,467
4,500	Meta Platforms, Inc., Class A(b)	1,350,945
12,200	Mohawk Industries, Inc.(b)	1,046,882
4,927	O’Reilly Automotive, Inc.(b)	4,477,952
16,108	Ross Stores, Inc.	1,819,399
22,495	Scotts Miracle-Gro Company (The)(a)	1,162,542
42,312	Sonoco Products Company	2,299,657
14,500	Walmart, Inc.	2,318,985
12,500	Walt Disney Company (The)(b)	1,013,125
3,842	WW Grainger, Inc.	2,658,049
		42,206,595

TOTAL COMMON STOCKS (Cost $149,642,986)		151,292,178

EXCHANGE-TRADED FUNDS — 4.8%
United States - 4.8%
51,027	SPDR Gold Shares(b)	8,748,579
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,330,010)		8,748,579

PRIVATE INVESTMENT FUNDS — 2.9%
United States - 2.9%
2,691,200	Coast Capital Midas Fund LP(b),(c),(d),(e),(f )	5,059,456
TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,800,000)		5,059,456

See Accompanying Notes to Financial Statements.

14	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Principal Amount ($)	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 2.5%
Ireland — 1.4%
2,500,000 USD Perrigo Finance Unlimited Company	3.9000	12/15/24	$2,410,057
United States — 1.1%
2,000,000 USD Bath & Body Works, Inc.	6.6940	01/15/27	1,936,998
TOTAL CORPORATE BONDS (Cost $4,466,385)			4,347,055

Shares		Fair Value
SHORT-TERM INVESTMENTS — 5.9%
COLLATERAL FOR SECURITIES LOANED - 1.8%
3,200,618	State Street Navigator Securities Lending Government Money Market Portfolio, 5.36% (Cost $3,200,618)(g),(h)	3,200,618
MONEY MARKET FUNDS - 4.1%
7,241,065	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 5.23% (Cost $7,241,065)(g)	7,241,065

TOTAL SHORT-TERM INVESTMENTS (Cost $10,441,683)		10,441,683

TOTAL INVESTMENTS - 101.4% (Cost $175,681,064)		$179,888,951
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%		(2,563,702)
NET ASSETS - 100.0%		$177,325,249

A.B.	-	Aktiebolag

A.G.	-	Aktiengesellschaft

ADR	-	American Depositary Receipt

A/S	-	Anonim Sirketi

LP	-	Limited Partnership

Ltd.	-	Limited Company

N.V.	-	Naamioze Vennootschap

OYJ	-	Julkinen osakeyhtiö

PCL	-	Public Company Limited

PLC	-	Public Limited Company

P.T.	-	Perseroan Terbatas

S.A.	-	Société Anonyme

S.E.	-	Société Européene

SPDR	-	Standard & Poor’s Depositary Receipt

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	15

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

(a)	Security, or a portion of the security, is out on loan at September 30, 2023. Total loaned securities had a value of $11,688,780 at September 30, 2023.

(b)	Non-income producing security.

(c)	Illiquid security. The total fair value of these securities as of September 30, 2023 was $5,689,968, representing 3.2% of net assets.

(d)	Restricted security.

(e)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as September 30, 2023, amounted to $5,059,456, which represents approximately 2.9% of the net assets of the Fund. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.

(g)	Rate disclosed is the seven day effective yield as of September 30, 2023.

(h)	The loaned securities were secured with short-term investment cash collateral of $3,200,618 and non cash collateral of $9,002,742. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

See Accompanying Notes to Financial Statements.

16	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	17

CENTERSTONE INTERNATIONAL FUND OVERVIEW (Unaudited)

Seeks long-term growth of capital	Non-US investments across industries, market capitalizations and capital structure	Invest majority of assets in foreign equities with flexibility to invest in fixed income, with a bottom-up value approach

PERFORMANCE	1 Month	YTD	1 Year	3 Year	5 Year	Since Inception*
Class I (CINTX)	-5.65%	1.79%	17.82%	4.12%	-1.52%	1.46%
Class A (CSIAX)	-5.58	1.66	17.60	3.84	-1.76	1.23
Class A (CSIAX) with Sales Charge†	-10.33	-3.44	11.76	2.07	-2.77	0.52
Class C (CSINX)	-5.63	1.06	16.71	3.08	-2.49	0.53

*	Inception date is May 3, 2016

†	Class A Maximum Sales Charge is 5.00%

The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. Please review the Fund’s prospectus for more information regarding the Fund’s fees and expenses. For performance information current to the most recent month-end, please call toll-free 877.314.9006.

TOP 10 HOLDINGS§	% of Portfolio		% of Portfolio
Coast Capital Midas Fund LP^ (CAN)	8.99%	Air Liquide (FRA)	3.02%
Gold & Gold-Related (US)	7.32	Wartsila (FIN)	3.00
VSPT Wine Group (CHL)	3.69	SoftwareONE (CHE)	2.90
Nestle (CHE)	3.27	Sodexo (FRA)	2.86
Bangkok Bank (THA)	3.04	Oversea-Chinee Banking (SGP)	2.81
		TOTAL	40.90%

§	Holdings in cash, cash equivalents and short term instruments have been excluded.

^	OceanaGold Corp (a security traded on the Canadian Securities Exchange) is the main underlying holding of Coast Capital Midas Fund LP.

The security holdings are presented to illustrate examples of the securities that the Fund has bought and the diversity of areas in which the Fund may invest, and may not be representative of the Fund’s current or future investments. Portfolio holdings are subject to change and should not be considered investment advice.

18	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CLASS I		CLASS A		CLASS C
CINTX	♦	CSIAX	♦	CSINX
(Unaudited)

GROWTH OF A $10,000 INITIAL INVESTMENT

Fund inception date is May 3, 2016.

The MSCI ACWI ex-US Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The index is not available for direct investment.

The Consumer Price Index (CPI) represents the change in price of goods and services purchased for consumption by households.

All indices provide total returns in US dollars with net dividends reinvested.

Centerstone Investors customizes its own sector, asset class and region classifications. On occasion, these classifications may differ from those used by other sources, which may result in differences. Allocation percentages are based on total value of portfolio securities excluding short-term investments.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	19

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023

Shares		Fair Value
COMMON STOCKS — 83.1%
Bermuda - 1.2%
248,587	PAX Global Technology Ltd.	$175,550
Canada - 4.2%
10,980	Quebecor, Inc., Class B(a)	235,325
10,347	TC Energy Corporation(a)	355,834
		591,159
Cayman Islands - 1.5%
441,080	NagaCorp Ltd.(b)	212,915
Chile - 5.0%
14,627	Cia Cervecerias Unidas S.A. - ADR	184,300
84,677,397	Vina San Pedro Tarapaca S.A.	520,642
		704,942
Denmark - 2.8%
25,301	ISS A/S	389,843
Finland - 3.0%
37,019	Wartsila OYJ Abp(a)	420,911
France - 15.5%
2,511	Air Liquide S.A.	424,314
3,000	BNP Paribas S.A.	191,659
5,000	Cie Plastic Omnium S.A.	81,404
4,101	Eiffage S.A.	390,373
1,280	Schneider Electric S.E.	212,427
3,894	Sodexo S.A.	401,462
5,914	Ubisoft Entertainment S.A.(a),(b)	192,319
10,005	Worldline S.A.(b)	281,883
		2,175,841
Germany - 2.6%
1,480	Fraport A.G. Frankfurt Airport Services Worldwide(b)	78,608
5,900	Porsche Automobil Holding S.E.	290,977
		369,585
Indonesia - 1.9%
170,955	Gudang Garam Tbk P.T.	271,480
Ireland - 3.4%
6,607	Perrigo Company plc	211,094
16,064	Ryanair Holdings plc(b)	270,280
		481,374

See Accompanying Notes to Financial Statements.

20	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
COMMON STOCKS — 83.1% (continued)
Israel - 1.3%
34,127	ICL Group Ltd.	$188,506
Japan - 7.5%
4,420	FANUC Corporation	115,143
2,500	Hitachi Ltd.	155,162
16,324	Nagaileben Company Ltd.	232,668
13,545	Sekisui Jushi Corporation	216,171
688	Shimano, Inc.(a)	92,836
12,400	T Hasegawa Company Ltd.(a)	253,076
		1,065,056
Korea (Republic Of) - 1.5%
5,173	S-1 Corporation	216,596
Luxembourg - 1.6%
3,936	Eurofins Scientific S.E.	222,620
Mexico - 1.9%
119,587	Megacable Holdings S.A.B. de C.V.	264,133
Netherlands - 1.2%
5,055	Koninklijke Vopak N.V.	173,256
Singapore - 4.7%
42,101	Oversea-Chinese Banking Corp Ltd.	394,500
38,000	Singapore Exchange Ltd.	271,015
		665,515
Spain - 2.9%
50,000	Banco Santander S.A.	191,273
8,679	Cia de Distribucion Integral Logista Holdings S.A.	222,044
		413,317
Sweden - 4.6%
6,934	Loomis A.B.	186,981
34,745	MEKO A.B.	301,973
14,000	Skandinaviska Enskilda Banken A.B.	167,424
		656,378
Switzerland - 7.5%
3,000	Julius Baer Group Ltd.	192,901
4,050	Nestle S.A.	458,982
20,568	Softwareone Holding A.G.	407,814
		1,059,697

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	21

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

Shares		Fair Value
COMMON STOCKS — 83.1% (continued)
Thailand - 4.9%
92,800	Bangkok Bank PCL	$424,885
73,434	Siam City Cement PCL	267,971
		692,856
United Kingdom - 2.4%
181,874	Firstgroup plc	334,831
TOTAL COMMON STOCKS (Cost $12,770,010)		11,746,361

EXCHANGE-TRADED FUNDS — 7.3%
United States - 7.3%
6,003	SPDR Gold Shares(b)	1,029,214
TOTAL EXCHANGE-TRADED FUNDS (Cost $742,331)		1,029,214

PRIVATE INVESTMENT FUNDS — 9.0%
United States - 9.0%
672,800	Coast Capital Midas Fund LP(b),(c),(d),(e),(f )	1,264,864
TOTAL PRIVATE INVESTMENT FUNDS (Cost $1,200,000)		1,264,864

SHORT-TERM INVESTMENTS — 2.8%
COLLATERAL FOR SECURITIES LOANED - 2.8%
393,614	State Street Navigator Securities Lending Government Money Market Portfolio, Trust Class, 5.36% (Cost $393,614)(g),(h)	393,614

TOTAL INVESTMENTS - 102.2% (Cost $15,105,955)		$14,434,053
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%		(317,268)
NET ASSETS - 100.0%		$14,116,785

See Accompanying Notes to Financial Statements.

22	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023

A.B.	-	Aktiebolag

ADR	-	American Depositary Receipt

A/S	-	Anonim Sirketi

LP	-	Limited Partnership

Ltd.	-	Limited Company

N.V.	-	Naamioze Vennootschap

OYJ	-	Julkinen osakeyhtiö

PCL	-	Public Company Limited

PLC	-	Public Limited Company

P.T.	-	Perseroan Terbatas

S.A.	-	Société Anonyme

S.E.	-	Société Européene

SPDR	-	Standard & Poor’s Depositary Receipt

(a)		Security, or a portion of the security, is out on loan at September 30, 2023. Total loaned securities had a value of $1,447,466 at September 30, 2023.

(b)		Non-income producing security.

(c)		Illiquid security. The total fair value of these securities as of September 30, 2023 was $1,264,864, representing 9.0% of net assets.

(d)		Restricted security.

(e)		The value of this security has been determined in good faith under policies of the Board of Trustees.

(f)		Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as September 30, 2023, amounted to $1,264,864, which represents approximately 9.0% of the net assets of the Fund. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.

(g)		Rate disclosed is the seven day effective yield as of September 30, 2023.

(h)		The loaned securities were secured with short-term investment cash collateral of $393,614 and noncash collateral of $1,129,302. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	23

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2023

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Assets:
Investments in securities, at cost	$175,681,064	$15,105,955
Investments in securities, at value #	$179,888,951	$14,434,053
Foreign currency, at value (Cost $7,584 and $6,983, respectively)	7,225	6,883
Interest and dividends receivable	317,458	18,084
Receivable for fund shares sold	825	—
Due from Adviser	—	7,813
Foreign tax reclaim receivable	569,708	348,136
Prepaid expenses and other assets	28,021	27,074
Total Assets	180,812,188	14,842,043

Liabilities:
Due to custodian	—	253,439
Collateral on securities loaned (see Note 2)	3,200,618	393,614
Payable for fund shares redeemed	7,554	—
Payable to advisor	122,968	—
Payable for shareholder servicing fees	27,621	1,352
Payable for distribution fees	11,480	641
Payable for custody fees	67,375	41,919
Accrued expenses and other liabilities	49,323	34,293
Total Liabilities	3,486,939	725,258

Net Assets	$177,325,249	$14,116,785

Net Assets consist of:
Paid in capital (par value $0.001 per share)	$197,493,993	$44,451,174
Accumulated losses	(20,168,744)	(30,334,389)
Net Assets	$177,325,249	$14,116,785

#	Includes $11,688,780 and $1,447,466 of securities out on loan, respectively.

See Accompanying Notes to Financial Statements.

24	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2023

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Net Asset Value Per Share
Class I Shares:
Net Assets	$150,853,075	$12,671,796
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	12,956,504	1,307,292
Net asset value, offering and redemption price per share	$11.64	$9.69

Class A Shares:**
Net Assets	$17,744,924	$1,008,961
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	1,535,472	102,844
Net asset value, and redemption price per share	$11.56	$9.81
Offering price per share (NAV per share plus maximum sales charge of 5%)	$12.17	$10.33

Class C Shares:
Net Assets	$8,727,250	$436,028
Shares of beneficial interest outstanding (no par value; unlimited shares authorized)	774,211	45,651
Net asset value, offering and redemption price per share	$11.27	$9.55
Redemption proceeds per share (NAV per share less maximum contingent deferred sales charge)^	$11.16	$9.46

*	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 18 months of their purchase when an initial sales charge was not paid on the purchase.

^	If you redeem Class C shares within 12 months after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption.

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	25

CENTERSTONE INVESTORS
STATEMENTS OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2023

	Centerstone	Centerstone
	Investors	International
	Fund	Fund
Investment Income:
Interest income	$422,772	$3,683
Dividend income	2,981,452	362,434
Less: Foreign withholding taxes	(147,298)	—
Securities lending income, net	25,263	2,528
Total Investment Income	3,282,189	368,645

Operating Expenses:
Investment advisory fees	861,268	72,790
Distribution fees - Class A Shares	26,670	1,544
Distribution fees - Class C Shares	46,755	2,364
Shareholder servicing fees	114,317	23,042
Administration fees	41,870	28,291
Registration & filing fees	27,450	18,300
Chief Compliance Officer fees	12,086	4,723
Legal fees	8,901	9,542
Trustees’ fees	7,701	7,218
Others expenses	58,169	32,333
Total Operating Expenses	1,205,187	200,147
Less: Fees waived by the advisor	(79,607)	(107,363)
Net Operating Expenses	1,125,580	92,784
Net Investment Income	2,156,609	275,861

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) from:
Investments	(2,581,123)	(171,629)
Forward foreign currency contracts	(40,029)	552
	(2,621,152)	(171,077)
Net change in unrealized depreciation from:
Investments	(7,768,765)	(987,264)
Foreign currency translations	(13,324)	(5,812)
	(7,782,089)	(993,076)

Net Realized and Unrealized Loss	(10,403,241)	(1,164,153)

Net Decrease in Net Assets Resulting From Operations	$(8,246,632)	$(888,292)

See Accompanying Notes to Financial Statements.

26	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2023	March 31,	2023	March 31,
	(Unaudited)	2023	(Unaudited)	2023
Operations:
Net investment income	$2,156,609	$2,817,083	$275,861	$483,947
Net realized loss from investments, forward foreign currency contracts and securities sold short	(2,621,152)	(21,985,830)	(171,077)	(5,153,735)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency contracts and securities sold short	(7,782,089)	7,774,262	(993,076)	1,473,898

Net Decrease in Net Assets Resulting From Operations	(8,246,632)	(11,394,485)	(888,292)	(3,195,890)

Distributions to Shareholders From:
Total Distributions Paid
Class I	—	(2,584,243)	—	(417,059)
Class A	—	(355,658)	—	(13,668)
Class C	—	(166,360)	—	(8,159)

Total Distributions to Shareholders	—	(3,106,261)	—	(438,886)

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	27

CENTERSTONE INVESTORS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Centerstone		Centerstone
	Investors Fund		International Fund
	Six Months		Six Months
	Ended		Ended
	September 30,	Year Ended	September 30,	Year Ended
	2023	March 31,	2023	March 31,
	(Unaudited)	2023	(Unaudited)	2023
Fund Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class I	5,976,480	17,176,252	38,110	584,237
Class A	613,108	1,477,008	19,877	294,612
Class C	161,052	315,605	—	—
Reinvestment of distributions
Class I	—	2,432,956	—	383,427
Class A	—	348,945	—	13,272
Class C	—	162,864	—	6,486
Cost of shares redeemed
Class I	(9,758,860)	(93,884,100)	(1,872,853)	(11,089,755)
Class A	(3,458,416)	(4,109,591)	(253,846)	(8,124,763)
Class C	(543,496)	(1,932,284)	(25,804)	(205,716)

Net Decrease in Net Assets From Share Transactions of Beneficial Interest	(7,010,132)	(78,012,345)	(2,094,516)	(18,138,200)

Total Decrease in Net Assets	(15,256,764)	(92,513,091)	(2,982,808)	(21,772,976)

Net Assets:
Beginning of Period	192,582,013	285,095,104	17,099,593	38,872,569
End of Period	$177,325,249	$192,582,013	$14,116,785	$17,099,593

See Accompanying Notes to Financial Statements.

28	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	29

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from			Less
		investment operations:			distributions:
			Net	Total
	Net		realized	income	From
	asset	Net	and	(loss) from	net	From
	value,	invest-	unreal-	invest-	invest-	net	Total
	beginning	ment	ized gain	ment	ment	realized	distribu-
	of period	income*	(loss)	operations	income	gains	tions
Class I
Six Months Ended
September 30, 2023 (Unaudited)	$12.18	0.14	(0.68)	(0.54)	—	—	—
Year Ended March 31, 2023	$12.70	0.17	(0.49)	(0.32)	—	(0.20)	(0.20)
Year Ended March 31, 2022	$13.07	0.10	(0.31)	(0.21)	(0.16)	—	(0.16)
Year Ended March 31, 2021	$8.59	0.08	4.48	4.56	(0.08)	—	(0.08)
Year Ended March 31, 2020	$11.18	0.12	(2.46)	(2.34)	(0.16)	(0.09)	(0.25)
Year Ended March 31, 2019	$11.55	0.14	(0.16)	(0.02)	(0.12)	(0.23)	(0.35)

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

See Accompanying Notes to Financial Statements.

30	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

					Ratios/					Ratios of net
					Supplemen-	Ratios of expenses				investment income
					tal Data:	to average net assets				to average net assets

Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemp-		end of	Total		period	fee		fee		fee		fee		turnover
tion fees		period	return(2)		(in 000s)	waivers		waivers		waivers		waivers		rate

—		$11.64	(4.43	)% (3)	$150,853	1.18	% (4)	1.10	% (4)	2.25	% (4)	2.33	% (4)	13.31	% (3)
—		$12.18	(2.47)%		$161,527	1.15%		1.10%		1.37%		1.41%		44.27%
0.00	(1)	$12.70	(1.58)%		$248,482	1.11	% (5)	1.10	% (5)	0.71	% (5)	0.72	% (5)	31.56%
0.00	(1)	$13.07	53.22%		$237,904	1.23	% (5)	1.12	% (5)	0.60	% (5)	0.72	% (5)	34.65%
0.00	(1)	$8.59	(21.46)%		$221,360	1.17%		1.10%		1.04%		1.11%		49.72%
0.00	(1)	$11.18	(0.02)%		$349,734	1.18%		1.10%		1.20%		1.28%		33.65%

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	31

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from			Less
		investment operations:			distributions:
			Net	Total
	Net		realized	income	From
	asset	Net	and	(loss) from	net	From
	value,	invest-	unreal-	invest-	invest-	net	Total
	beginning	ment	ized gain	ment	ment	realized	distribu-
	of period	income*	(loss)	operations	income	gains	tions
Class A
Six Months Ended
September 30, 2023 (Unaudited)	$12.11	0.13	(0.68)	(0.55)	—	—	—
Year Ended March 31, 2023	$12.65	0.13	(0.47)	(0.34)	—	(0.20)	(0.20)
Year Ended March 31, 2022	$13.02	0.06	(0.30)	(0.24)	(0.13)	—	(0.13)
Year Ended March 31, 2021	$8.56	0.05	4.46	4.51	(0.05)	—	(0.05)
Year Ended March 31, 2020	$11.14	0.09	(2.45)	(2.36)	(0.13)	(0.09)	(0.22)
Year Ended March 31, 2019	$11.51	0.12	(0.16)	(0.04)	(0.10)	(0.23)	(0.33)

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	Not annualized.

(5)	Annualized for periods less than one year.

(6)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

See Accompanying Notes to Financial Statements.

32	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

					Ratios/					Ratios of net
					Supplemen-	Ratios of expenses				investment income
					tal Data:	to average net assets				to average net assets

Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemp-		end of	Total		period	fee		fee		fee		fee		turnover
tion fees		period	return(2)		(in 000s)	waivers		waivers		waivers		waivers		rate

—		$11.56	(4.54	)% (3)(4)	$17,745	1.43	% (5)	1.35	% (5)	1.99	% (5)	2.08	% (5)	13.31	% (4)
—		$12.11	(2.64)%		$21,500	1.40%		1.35%		1.06%		1.11%		44.27%
0.00	(1)	$12.65	(1.84)%		$24,982	1.36	% (6)	1.35	% (6)	0.46	% (6)	0.47	% (6)	31.56%
0.00	(1)	$13.02	52.79%		$25,590	1.48	% (6)	1.37	% (6)	0.34	% (6)	0.45	% (6)	34.65%
0.00	(1)	$8.56	(21.63)%		$18,764	1.42%		1.35%		0.75%		0.82%		49.72%
0.00	(1)	$11.14	(0.25)%		$31,492	1.43%		1.35%		0.94%		1.02%		33.65%

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	33

CENTERSTONE INVESTORS FUND
FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from			Less
		investment operations:			distributions:
			Net	Total
	Net	Net	realized	income	From
	asset	invest-	and	(loss) from	net	From
	value,	ment	unreal-	invest-	invest-	net	Total
	beginning	income	ized gain	ment	ment	realized	distribu-
	of period	(loss)*	(loss)	operations	income	gains	tions

Class C
Six Months Ended
September 30, 2023 (Unaudited)	$11.86	0.08	(0.67)	(0.59)	—	—	—
Year Ended March 31, 2023	$12.49	0.04	(0.47)	(0.43)	—	(0.20)	(0.20)
Year Ended March 31, 2022	$12.85	(0.04)	(0.29)	(0.33)	(0.03)	—	(0.03)
Year Ended March 31, 2021	$8.47	(0.03)	4.41	4.38	—	—	—
Year Ended March 31, 2020	$11.03	0.01	(2.43)	(2.42)	(0.05)	(0.09)	(0.14)
Year Ended March 31, 2019	$11.43	0.02	(0.15)	(0.13)	(0.04)	(0.23)	(0.27)

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	The ratios include 0.00% and 0.02% for the years ended March 31, 2022 and March 31, 2021, respectively, attributed to dividends from securities sold short.

See Accompanying Notes to Financial Statements.

34	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

					Ratios/					Ratios of net invest-
					Supplemen-	Ratios of expenses				ment income (loss)
					tal Data:	to average net assets				to average net assets

Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemp-		end of	Total		period	fee		fee		fee		fee		turnover
tion fees		period	return(2)		(in 000s)	waivers		waivers		waivers		waivers		rate

—		$11.27	(4.97	)% (3)	$8,727	2.18	% (4)	2.10	% (4)	1.25	% (4)	1.34	% (4)	13.31	% (3)
—		$11.86	(3.40	)% (5)	$9,554	2.15%		2.10%		0.30%		0.35%		44.27%
—		$12.49	(2.56	)% (5)	$11,632	2.11%		2.10%		(0.29	)% (6)	(0.28	)% (6)	31.56%
0.00	(1)	$12.85	51.71%		$12,256	2.23%		2.12%		(0.40	)% (6)	(0.28	)% (6)	34.65%
0.00	(1)	$8.47	(22.24)%		$11,637	2.17%		2.10%		0.03%		0.11%		49.72%
0.00	(1)	$11.03	(1.00)%		$15,688	2.18%		2.10%		0.09%		0.18%		33.65%

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	35

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from			Less
		investment operations:			distributions:
				Total
			Net	income
	Net		realized	(loss)
	asset	Net	and	from	From
	value,	invest-	unreal-	invest-	net	From	Tax
	begin-	ment	ized	ment	invest-	net	return	Total
	ning of	in-	gain	opera-	ment	realized	of	distri-
	period	come*	(loss)	tions	income	gains	capital	butions

Class I
Six Months Ended
September 30, 2023 (Unaudited)	$10.30	0.18	(0.79)	(0.61)	—	—	—	—
Year Ended March 31, 2023	$10.62	0.18	(0.24)	(0.06)	(0.26)	—	—	(0.26)
Year Ended March 31, 2022	$11.29	0.11	(0.53)	(0.42)	(0.24)	—	(0.01)	(0.25)
Year Ended March 31, 2021	$7.98	0.09	3.30	3.39	(0.08)	—	—	(0.08)
Year Ended March 31, 2020	$10.97	0.16	(2.92)	(2.76)	(0.21)	(0.02)	—	(0.23)
Year Ended March 31, 2019	$11.82	0.16	(0.62)	(0.46)	(0.15)	(0.24)	—	(0.39)
Class A
Six Months Ended
September 30, 2023 (Unaudited)	$10.43	0.16	(0.78)	(0.62)	—	—	—	—
Year Ended March 31, 2023	$10.61	0.20	(0.28)	(0.08)	(0.10)	—	—	(0.10)
Year Ended March 31, 2022	$11.28	0.08	(0.53)	(0.45)	(0.21)	—	(0.01)	(0.22)
Year Ended March 31, 2021	$7.98	0.06	3.29	3.35	(0.05)	—	—	(0.05)
Year Ended March 31, 2020	$10.96	0.15	(2.93)	(2.78)	(0.18)	(0.02)	—	(0.20)
Year Ended March 31, 2019	$11.81	0.15	(0.64)	(0.49)	(0.12)	(0.24)	—	(0.36)

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

36	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

					Ratios/					Ratios of net
					Supplemen-	Ratios of expenses				investment income
					tal Data:	to average net assets				to average net assets

Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemp-		end of	Total		period	fee		fee		fee		fee		turnover
tion fees		period	return(2)		(in 000s)	waivers		waivers		waivers		waivers		rate

—		$9.69	(5.92	)% (3)	$12,672	2.42	% (4)	1.10	% (4)	2.15	% (4)	3.47	% (4)	7.22	% (3)
—		$10.30	(0.36	)% (5)	$15,293	1.66%		1.10%		1.34%		1.89%		15.90%
0.00	(1)	$10.62	(3.74)%		$27,168	1.45%		1.10%		0.63%		0.98%		19.69%
0.00	(1)	$11.29	42.49%		$53,982	1.62%		1.10%		0.42%		0.94%		22.87%
0.00	(1)	$7.98	(25.70)%		$65,732	1.30%		1.10%		1.25%		1.45%		30.37%
0.00	(1)	$10.97	(3.78)%		$168,337	1.29%		1.10%		1.22%		1.41%		34.01%

—		$9.81	(5.94	)% (3)	$1,009	2.67	% (4)	1.35	% (4)	1.72	% (4)	3.10	% (4)	7.22	% (3)
—		$10.43	(0.66)%		$1,316	1.91%		1.35%		1.38%		2.11%		15.90%
0.00	(1)	$10.61	(4.00)%		$10,978	1.70%		1.35%		0.34%		0.73%		19.69%
0.00	(1)	$11.28	42.03%		$12,019	1.87%		1.35%		0.10%		0.63%		22.87%
0.00	(1)	$7.98	(25.84)%		$11,919	1.55%		1.35%		1.15%		1.35%		30.37%
0.00	(1)	$10.96	(4.05)%		$20,619	1.54%		1.35%		1.13%		1.33%		34.01%

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	37

CENTERSTONE INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding in each period:

		Income from				Less
		investment operations:				distributions:
					Total
				Net	income
	Net			realized	(loss)
	asset	Net		and	from	From
	value,	invest-		unreal-	invest-	net	From	Tax
	begin-	ment		ized	ment	invest-	net	return		Total
	ning of	income		gain	opera-	ment	realized	of		distri-
	period	(loss)*		(loss)	tions	income	gains	capital		butions

Class C
Six Months Ended
September 30, 2023 (Unaudited)	$10.20	0.12		(0.77)	(0.65)	—	—	—		—
Year Ended March 31, 2023	$10.50	0.08		(0.23)	(0.15)	(0.15)	—	—		(0.15)
Year Ended March 31, 2022	$11.14	0.00	(1)	(0.53)	(0.53)	(0.11)	—	(0.00	) (1)	(0.11)
Year Ended March 31, 2021	$7.90	0.00	(1)	3.24	3.24	—	—	—		—
Year Ended March 31, 2020	$10.85	0.05		(2.88)	(2.83)	(0.10)	(0.02)	—		(0.12)
Year Ended March 31, 2019	$11.71	0.05		(0.62)	(0.57)	(0.05)	(0.24)	—		(0.29)

*	The net investment income per share data was determined using the average shares outstanding throughout the period.

(1)	Amount is less than $0.005 per share.

(2)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any sales charges, if any, or the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.

(3)	Not annualized.

(4)	Annualized for periods less than one year.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See Accompanying Notes to Financial Statements.

38	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

					Ratios/					Ratios of net invest-
					Supplemen-	Ratios of expenses				ment income (loss)
					tal Data:	to average net assets				to average net assets

Paid in		Net			Net
capital		asset			assets,
from		value,			end of	Before		After		Before		After		Portfolio
redemp-		end of	Total		period	fee		fee		fee		fee		turnover
tion fees		period	return(2)		(in 000s)	waivers		waivers		waivers		waivers		rate

—		$9.55	(6.37	)% (3)	$436	3.42	% (4)	2.10	% (4)	1.03	% (4)	2.42	% (4)	7.22	% (3)
—		$10.20	(1.35	)% (5)	$491	2.66%		2.10%		0.21%		0.81%		15.90%
—		$10.50	(4.73)%		$726	2.45%		2.10%		(0.39)%		(0.02)%		19.69%
0.00	(1)	$11.14	41.01%		$1,032	2.62%		2.10%		(0.57)%		(0.04)%		22.87%
0.00	(1)	$7.90	(26.39)%		$1,696	2.30%		2.10%		0.30%		0.50%		30.37%
0.00	(1)	$10.85	(4.83)%		$9,475	2.29%		2.10%		0.22%		0.41%		34.01%

See Accompanying Notes to Financial Statements.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	39

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2023

1.	ORGANIZATION

The Centerstone Investors Fund and the Centerstone International Fund (each a “Fund” and collectively the “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust III, (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund reorganized on March 5, 2021 from their predecessor fund to a series of Northern Lights Fund Trust III. The Centerstone Investors Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including the US market. The Centerstone International Fund seeks long-term growth of capital by investing in a range of securities and asset classes primarily from foreign (non-US) markets. Centerstone Investors, LLC (the “Advisor”) manages the Funds. The Funds’ inception date is May 3, 2016.

All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including Accounting Standards Update 2013-08.

40	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

a.	Investment Valuation – The Funds record their investments at fair value. In determining each Fund’s Net Asset Value (“NAV”) per share as of the close of the New York Stock Exchange (“NYSE”), currently 4:00 pm Eastern Time (“ET”) (the “Valuation Time”), securities traded on one or more securities exchanges for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If no sale price is reported, the mean between the current bid and ask is used. Securities not traded or dealt in on any securities exchange and for which over-the-counter market (whether domestic or foreign) quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the current mean price on such over-the-counter market, (and if there is only a bid or only an ask price on such date, valuation will be at such bid or ask price for long or short positions, respectively). Debt securities, whether listed on an exchange or traded in the over-the-counter market for which market quotations are readily available, are generally priced at the current bid price. Debt securities may be valued at prices supplied by the relevant pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Absent special circumstances, valuations for a specific type of instrument will all be made through the same pricing agent.

Exchange-traded options; futures and options on futures are valued at the settlement price determined by the exchange.

The value of foreign currencies and of foreign securities whose value is quoted or calculated in a foreign currency shall be converted into US dollars based on foreign exchange rates provided by a major banking institution(s) or currency dealer(s) selected by the pricing agent providing such price, or by the Advisor in the case of securities for which the Advisor provides a fair value determination, at 4:00 pm ET or the nearest time prior to the Valuation Time, at which such foreign currency quotations are available.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	41

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

Money market-type instruments that have a remaining maturity of 60 days or less are valued at bid prices from a pricing vendor, unless the Advisor believes another valuation is more appropriate.

Forward currency contracts shall be valued at the forward currency contract rates, determined at 4:00 pm ET or the nearest time prior to the Valuation Time, provided by a bank or dealer that the pricing agent or, if applicable, the Advisor believes to be reliable.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price

42	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal credit worthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	43

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used for the year ended as of September 30, 2023, for the Funds’ assets and liabilities measured at fair value:

Centerstone Investors Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$151,292,178	$—	$—	$151,292,178
Exchange-Traded Funds	8,748,579	—	—	8,748,579
Corporate Bonds	—	4,347,055	—	4,347,055
Collateral for Securities Loaned	3,200,618	—	—	3,200,618
Money Market Funds	7,241,065	—	—	7,241,065
Total Assets	$170,482,440	$4,347,055	$—	$174,829,495
Investments valued as practical expedient:				5,059,456
Total Investments:				$179,888,951

Centerstone International Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$11,746,361	$—	$—	$11,746,361
Exchange-Traded Funds	1,029,214	—	—	1,029,214
Collateral for Securities Loaned	393,614	—	—	393,614
Total Assets	$13,169,189	$—	$—	$13,169,189
Investments valued as practical expedient:				1,264,864
Total Investments:				$14,434,053

*	Refer to the Schedule of Investments for country classification.

The Funds did not hold any Level 3 securities as of September 30, 2023.

In determining fair values as of September 30, 2023, the Advisor has, as a practical expedient, estimated fair value of each Private Investment Fund using the NAV (or its equivalent) provided by the Portfolio Fund Management of each Private Investment Fund as of that date. Each investment for which fair value is measured using the Private Investment Fund’s NAV as a practical expedient is not required to be categorized within the fair value hierarchy. Accordingly, Private Investment Funds with a fair value of $5,059,456 and $1,264,864 for the Centerstone Investors Fund and Centerstone International Fund, respectively, have not been categorized.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	45

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

b.	Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

c.	Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

d.	Foreign Currency Translations – The books and records of the Funds are maintained in US dollars. The market values of securities which are not traded in US currency are recorded in the financial statements after translation to US dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related interest, dividends and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effect of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

e.	Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Funds may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates.

46	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A Fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position.

There were no forward foreign currency contracts outstanding, as of September 30, 2023. For the six months ended September 30, 2023, the average monthly outstanding currency purchased or sold in US dollars for forward foreign currency contracts totaled $22,683 and $87 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

f.	Options Transactions – The Funds may engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	47

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

g.	Short Sales – The Funds may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security which it does not own. To complete the transaction, a Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.

The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

48	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

In connection with its short sales, a Fund will be required to maintain a segregated account with the Fund’s custodian of cash or liquid assets equal to (i) the current market value of the securities sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, a Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Funds may also sell a security short “against the box.” Short sales “against the box” are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Funds will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

h.	Impact of Derivatives on the Statements of Operations – The following is a summary of each Fund’s change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2023:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) from: Forward foreign currency contracts

Realized gain (loss) on derivatives recognized in the Statements of Operations
Derivative Investment type	Centerstone Investors Fund	Centerstone International Fund
Forward Foreign Currency Contracts	$(40,029)	$552

i.	Lending Portfolio Securities – For the purpose of achieving income, each Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting generally of cash, US Government securities, letters of credit or other collateral as deemed appropriate by the Board, in an amount at least equal to the current market value of the loaned securities, (2) the Fund may at any time call the loan and obtain

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	49

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

As with other extensions of credit, there are risks that collateral could be inadequate in the event of the borrower failing financially, which could result in actual financial loss, and risks that recovery of loaned securities could be delayed, which could result in interference with portfolio management decisions or exercise of ownership rights. Each Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower. In addition, each Fund may lose its right to vote its shares of the loaned securities at a shareholders meeting if the Advisor does not recall or does not timely recall the loaned securities, or if the borrower fails to return the recalled securities in advance of the record date for the meeting.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/ or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. While there are no limits on the number of borrowers to which each Fund may lend securities, in practice, a Fund may end up lending securities to only one or a small group of borrowers.

Cash collateral may be invested by a Fund in short-term investments including money-market funds. Investment of cash collateral offers the opportunity for a Fund to profit from income earned by this collateral pool, but also the risk of loss, should the value of the Fund’s shares in the collateral pool decrease below their initial value.

The agreement provides that after predetermined rebates to borrowers, the Funds each retain a portion of their respective net securities lending income and pay the custodian the remaining portion.

50	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2023:

		Gross	Net Amounts		Gross Amounts Not
		Amounts	of Assets		Offset in the Statement
	Gross	Offset in the	Presented in		of Assets & Liabilities
	Amounts of	Statement	the Statement	Financial	Cash		Net
	Recognized	of Assets &	of Assets &	Instruments	Collateral		Amount
Assets:	Assets	Liabilities	Liabilities	Pledged *	Received		of Assets
Centerstone Investor Fund
Description:
Securities Loaned	$11,688,780	$—	$11,688,780	$8,488,162	$3,200,618	*	$—
Total	$11,688,780	$—	$11,688,780	$8,488,162	$3,200,618		$—
Centerstone International Fund
Description:
Securities Loaned	$1,447,466	$—	$1,447,466	$1,053,852	$393,614	*	$—
Total	$1,447,466	$—	$1,447,466	$1,053,852	$393,614		$—

*	The amount is limited to the asset balance and accordingly does not include excess collateral pledged. Non-cash collateral is not reflected in the Funds’ records as the Funds do not have control of this collateral.

The fair value of the securities loaned for the Centerstone Investors Fund and Centerstone International Fund totaled $11,688,780 and $1,447,466 at September 30, 2023, respectively. The securities loaned are noted in the Schedules of Investments. The fair value of the “Collateral for Securities

Loaned” on the Schedule of Investments includes cash collateral received and reinvested that totaled $3,200,618 for the Centerstone Investors Fund and $393,614 for the Centerstone International Fund at September 30, 2023, respectively. This amount is offset by a liability recorded as “Collateral on securities loaned.” The contractual maturity of securities lending transactions is on an overnight and continuous basis. At September 30, 2023, Centerstone Investors Fund and Centerstone International Fund received non-cash collateral of $9,200,742 and $1,129,302, respectively. The non-cash collateral consists of U.S. treasury notes and U.S. treasury inflation indexed bonds, with coupon rates ranging from 0.01% to 6.25% and maturity dates from 10/19/2023 to 11/15/2052 and is held for benefit of each Fund at the Fund’s custodian. The Funds cannot pledge or resell the collateral.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	51

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

j.	Foreign Securities Risk – Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region. These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities.

The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region. Investments in lower grade debt securities are subject to special risks, including greater price volatility and a greater risk of loss of principal and interest.

k.	Federal Income Taxes – It is each Fund’s policy to continue to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains, if any, to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years of 2021 through 2023, or expected to be taken in the Funds’ March 31, 2024 year-end tax returns. The Funds identify their major tax jurisdiction as US federal, Ohio and foreign jurisdictions where a Fund makes significant investments. Neither Fund is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended September 30, 2023, the Funds did not incur any interest or penalties.

52	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

l.	Distributions to Shareholders – It is each Fund’s policy to distribute its respective net investment income and net capital gains, if any, annually. Distributions of net investment income and net capital gains are determined in accordance with income tax regulations which may differ from GAAP. Differences in dividends from net investment income per share between the classes are due to service and distribution related expenses. Dividends and distributions to shareholders are recorded on the ex-date.

m.	Class Accounting – Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares of a Fund have equal voting privileges with respect to such Fund except that each class has exclusive voting rights with respect to its service and/or distribution plans. A Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class of such Fund.

n.	Foreign Taxes – Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Each Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income.

o.	Indemnification – The Trust indemnifies its officers and the Board for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	53

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

p.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

q.	Market Risk – The value of each Fund’s portfolio holdings may fluctuate in response to events specific to the companies or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Each Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Securities markets may experience long periods of decline in value.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on a Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, climate change and climate-related events, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other preexisting political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

54	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

a.	Management Fees – The Advisor serves as each Fund’s investment advisor. Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, subject to the oversight of the Board and in conformity with the stated policies of the Funds, manages all business activities of the Funds. As compensation for its services, each Fund pays the Advisor an annualized rate of 0.90% of each Fund’s respective average daily net assets, accrued daily and paid monthly. For the six months ended September 30, 2023, the Advisor earned advisory fees of $861,268 and $72,790 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

Pursuant to an operating expense limitation agreement between the Advisor and the Trust, the Advisor has agreed to waive its fees and/ or expenses for each Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for a Fund does not exceed 1.35%, 2.10% and 1.10%, of such Fund’s average net assets, for Class A, Class C and Class I shares, respectively, through at least August 1, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board upon sixty (60) days’ written notice to the Advisor. The Advisor is permitted to receive reimbursement from a Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or paid; and (2) the reimbursement may not be made if it would cause the expense limitation currently in effect or in effect at the time of the waiver or payment, whichever is lower, to be exceeded.

During the six months ended September 30, 2023, the Advisor waived fees totaling $79,607 and $107,363 for the Centerstone Investors Fund and Centerstone International Fund, respectively. As more fully described above, waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or paid.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	55

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

The following amounts are subject to recapture by the Funds until the following dates:

	3/31/2024	3/31/2025	3/31/2026
Centerstone Investor Fund	$315,573	$27,474	$97,967
Centerstone International Fund	353,349	209,844	150,502

Each Fund was reorganized on March 5, 2021 from a series of Centerstone Investors Trust to a series of Northern Lights Fund Trust III (the “Reorganizations”). Prior to the Reorganizations, the Funds had advisory and expense limitation agreements with Centerstone Investors

Trust. The fees charged to the Funds did not change as a result of the Reorganizations and the amounts waived by the predecessor funds are still subject to recapture by the Advisor.

b.	Distributor – The Distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Trust has adopted, with respect to the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan for the Funds’ Class A and Class C shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plan provides a monthly service and/or distribution fee that is calculated at an annual rate of 0.25% and 1.00% per year of the average daily net assets of each Fund’s Class A and Class C shares and paid to the

Distributor to be used to pay for distribution and shareholder servicing activities. For the six months ended September 30, 2023, the Funds incurred distribution fees of $73,425 and $3,908 for the Centerstone Investors Fund and Centerstone International Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months ended September 30, 2023 for the Centerstone Investors Fund and Centerstone International Fund.

Centerstone Investors Fund
Class A	$1,618	$151
Class C	1,611	—
Centerstone International Fund
Class A	692	71
Class C	—	—

56	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

c.	Administration, Fund Accounting and Transfer Agency Fees

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Funds pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments, other than short-term investments, for the six months ended September 30, 2023 were as follows:

	Purchases	Sale Proceeds
	(excluding	(excluding	Purchases of	Proceeds of
	U.S. Government	U.S. Government	U.S. Government	U.S. Government
Fund	Securities)	Securities)	Securities	Securities
Centerstone Investors Fund	$30,721,437	$23,611,933	$—	$5,000,000
Centerstone International Fund	1,121,328	2,137,338	—	—

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	57

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

5.	SHARES OF BENEFICIAL INTEREST

At September 30, 2023, each Fund had an unlimited number of shares authorized with no par value.

Following is a summary of shareholder transactions for each Fund for the six months ended September 30, 2023:

				Net Increase/
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares

	Class I Shares
Centerstone Investors Fund	492,567	—	(792,670)	(300,103)
Centerstone International Fund	3,703	—	(181,874)	(178,171)

	Class A Shares
Centerstone Investors Fund	50,165	—	(290,228)	(240,063)
Centerstone International Fund	1,870	—	(25,123)	(23,253)

	Class C Shares
Centerstone Investors Fund	13,355	—	(45,017)	(31,662)
Centerstone International Fund	—	—	(2,508)	(2,508)

Following is a summary of shareholder transactions for each Fund for the year ended March 31, 2023:

				Net Increase/
		Distributions		(Decrease) in
Fund	Issued	Reinvested	Redeemed	Shares

	Class I Shares
Centerstone Investors Fund	1,450,536	208,658	(7,969,047)	(6,309,853)
Centerstone International Fund	59,837	39,982	(1,173,436)	(1,073,617)

	Class A Shares
Centerstone Investors Fund	125,922	30,107	(354,725)	(198,696)
Centerstone International Fund	30,464	1,364	(940,083)	(908,255)

	Class C Shares
Centerstone Investors Fund	27,605	14,311	(167,629)	(125,713)
Centerstone International Fund	—	681	(21,695)	(21,014)

58	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

6.	DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $184,422,142 and $17,109,442 for the Centerstone Investors Fund and Centerstone International Fund, respectively, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
	Appreciation	Depreciation	(Depreciation)
Centerstone Investors Fund	$28,328,940	$(20,380,228)	$7,948,712
Centerstone International Fund	2,559,885	(2,879,517)	(319,632)

The tax character of Fund distributions paid for the years ended March 31, 2023 and March 31, 2022 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
March 31, 2023	Income	Capital Gains	Capital	Total
Centerstone Investors Fund	$1,510	$3,104,751	$—	$3,106,261
Centerstone International Fund	438,887	—	—	438,887

For fiscal year ended	Ordinary	Long-Term	Return of
March 31, 2022	Income	Capital Gains	Capital	Total
Centerstone Investors Fund	$3,193,627	$335,961	$—	$3,529,588
Centerstone International Fund	1,159,461	—	40,586	1,200,047

As of March 31, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Centerstone Investors Fund

Undistributed	Undistributed	Post October		Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Capital Loss	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Carry Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$2,537,045	$—	$(5,220,918)	$(17,186,982)	$—	$7,948,743	$(11,922,112)

Centerstone International Fund

Undistributed	Undistributed	Post October		Other	Unrealized	Total
Ordinary	Long-Term	Loss and	Capital Loss	Book/Tax	Appreciation/	Accumulated
Income	Capital Gains	Late Year Loss	Carry Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(770,121)	$(28,354,240)	$—	$(321,736)	$(29,446,097)

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	59

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies and adjustments for partnerships, grantor trusts and defaulted income securities.

Late Year
Losses
Centerstone Investors Fund	$—
Centerstone International Fund	84

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Centerstone Investors Fund and Centerstone International Fund incurred and elected to defer such capital losses respectively $5,220,918 and $770,037.

At March 31, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring	Non-Expiring		CLCF
	Short-Term	Long-Term	Total	Utilized
Centerstone Investors Fund	$1,219,393	$15,967,589	$17,186,982	$—
Centerstone International Fund	9,368,015	18,986,225	28,354,240	—

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the outstanding voting securities of a Fund creates the presumption of control of the Fund, under Section 2(a)(a) of the 1940 Act. As of September 30, 2023, Charles Schwab & Co. Inc. held in omnibus accounts for the benefit of others approximately 43% of the outstanding voting securities of the Centerstone Investors Fund and UBS held in omnibus accounts for the benefit of others approximately 46% of the outstanding voting securities of the Centerstone International Fund.

60	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

8. INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. Each Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of September 30, 2023, the Centerstone Investors Fund and the Centerstone International Fund were invested in the following restricted securities:

Centerstone Investors Fund

	Initial				% of
Security	Acquisition Date	Shares	Cost	Value	Net Assets
Coast Capital Midas Fund LP	2/1/2021	2,691,200	$4,800,000	$5,059,456	2.9%

Centerstone International Fund

	Initial				% of
Security	Acquisition Date	Shares	Cost	Value	Net Assets
Coast Capital Midas Fund LP	2/1/2021	672,800	$1,200,000	$1,264,864	9.0%

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	61

CENTERSTONE INVESTORS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2023

9.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

62	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited)

Example

Shareholders of mutual funds will pay (1) transactional costs, such as sales load, and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual-Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual-Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual-Expenses Paid During Period.”

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	63

CENTERSTONE INVESTORS
FUNDS’ EXPENSES (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical- Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual(1)		Hypothetical (5% return before expenses)
				Expenses		Expenses
	Fund’s	Beginning	Ending	Paid During	Ending	Paid During
	Annualized	Account	Account	Period*	Account	Period*
	Expense	Value*	Value	4/1/23-	Value	4/1/23-
	Ratio	4/1/23	9/30/23	9/30/23	9/30/23	9/30/23
Class I:
Investors Fund	1.10%	$1,000.00	$955.70	$ 5.38	$1,019.50	$ 5.55
International Fund	1.10%	$1,000.00	$941.70	$ 5.34	$1,019.50	$ 5.55

Class A:
Investors Fund	1.35%	$1,000.00	$953.80	$ 6.59	$1,018.25	$ 6.81
International Fund	1.35%	$1,000.00	$940.60	$ 6.55	$1,018.25	$ 6.81

Class C:
Investors Fund	2.10%	$1,000.00	$951.10	$ 10.24	$1,014.50	$ 10.58
International Fund	2.10%	$1,000.00	$937.20	$ 10.17	$1,014.50	$ 10.58

(1)	Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge, exchange fees or redemption fees. Had the effect of sales charges been reflected, expenses would have been higher and returns lower. Total return is not annualized, as it may not be representative of the total return for the year.

*	Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 366 (to reflect the one-half year period).

64	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS
SUPPLEMENTAL INFORMATION (Unaudited)

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling (877)-314-9006 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Each Fund files its complete portfolio of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling (877)-314-9006.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	65

NORTHERN LIGHTS FUND TRUST III
PRIVACY NOTICE	Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	w Social Security number w Assets w Retirement Assets w Transaction History w Checking Account Information	w Purchase History w Account Balances w Account Transactions w Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your credit worthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1.631.490.4300

66	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

NORTHERN LIGHTS FUND TRUST III
PRIVACY NOTICE

WHAT WE DO
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

w      Open an account

w      Provide account information

w      Give us your contact information

w      Make deposits or withdrawals from your account

w      Make a wire transfer

w      Tell us where to send the money

w      Tells us who receives the money

w      Show your government-issued ID

w      Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

w      Sharing for affiliates’ everyday business purposes – information about your credit worthiness

w      Affiliates from using your information to market to you

w      Sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. w Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. w Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. w Northern Lights Fund Trust III doesn’t jointly market.

Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023	67

CENTERSTONE INVESTORS

Investment Advisor
Centerstone Investors, LLC
228 Park Avenue S
Suite 75938
New York, NY 10003

Independent Registered Public Accounting Firm
Cohen & Company, Ltd
1835 Market Street
Suite 310
Philadelphia, PA 19103

Legal Counsel
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

Custodian
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent, Fund Accountant and Fund Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive
Suite 450
Cincinnati, OH 45246

Distributor
Northern Lights Distributors, LLC
4221 North 203rd Street
Suite 100
Elkhorn, NE 68022

68	Centerstone Investors ♦ Semi-Annual Report ♦ September 30, 2023

CENTERSTONE INVESTORS

Centerstone Investors • 228 Park Avenue S, Suite 75938 • New York, New York 10003
212.503.5790 • centerstoneinv.com • in

CEN-SAR23

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None.

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3) Not applicable.

(b)       Certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 12/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 12/6/2023

By (Signature and Title)

/s/ Richard Gleason

Richard Gleason, Principal Financial Officer/Treasurer

Date 12/6/2023